Document and Entity Information	Mar. 17, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2024
Entity File Number	001-41104
Entity Registrant Name	VOLATO GROUP, INC.
Entity Central Index Key	0001853070
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2707040
Entity Address, Address Line One	1954 Airport Road
Entity Address, Address Line Two	Suite 124
Entity Address, City or Town	Chamblee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30341
City Area Code	844
Local Phone Number	399-8998
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SOAR
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SOAR.WS
Security Exchange Name	NYSEAMER